Calvert
Floating-Rate Advantage Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 0.1%

Security	Shares	Value
Containers & Packaging — 0.1%
LG Newco Holdco, Inc.(1)(2)	6,015	$ 98,496
		$ 98,496
Software — 0.0%(3)
Skillsoft Corp.(1)(2)	5,981	$ 21,053
		$ 21,053
Total Common Stocks (identified cost $68,832)		$ 119,549

Corporate Bonds — 6.3%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.6%
Air Canada, 3.875%, 8/15/26(4)	$125	$ 105,993
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(4)	250	230,575
5.75%, 4/20/29(4)	200	171,434
Delta Air Lines, Inc., 7.00%, 5/1/25(4)	50	50,677
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(4)	100	94,539
		$ 653,218
Automotive — 0.2%
Clarios Global, L.P.:
6.25%, 5/15/26(4)	$22	$21,210
6.75%, 5/15/25(4)	22	21,821
Tenneco, Inc., 5.125%, 4/15/29(4)	150	141,462
		$184,493
Broadcasting — 0.0%(3)
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(4)	$125	$31,406
		$31,406
Building and Development — 0.9%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(4)	$1,025	$879,865
Cushman & Wakefield US Borrower, LLC, 6.75%, 5/15/28(4)	50	46,528
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(4)	100	91,420
		$1,017,813
Business Equipment and Services — 0.5%
Corelogic, Inc., 4.50%, 5/1/28(4)	$75	$57,871
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
Garda World Security Corp., 4.625%, 2/15/27(4)	$75	$ 64,623
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(4)	75	70,088
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	350	330,472
		$ 523,054
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	$75	$ 61,826
		$ 61,826
Chemicals and Plastics — 0.1%
Olympus Water US Holding Corp., 4.25%, 10/1/28(4)	$125	$98,103
		$98,103
Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(4)	$75	$64,277
		$64,277
Cosmetics/Toiletries — 0.0%(3)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(4)	$25	$21,406
		$21,406
Drugs — 0.4%
Jazz Securities DAC, 4.375%, 1/15/29(4)	$550	$490,298
		$490,298
Ecological Services and Equipment — 0.6%
GFL Environmental, Inc., 4.25%, 6/1/25(4)	$75	$70,902
Madison IAQ, LLC, 4.125%, 6/30/28(4)	650	537,832
		$608,734
Electronics/Electrical — 0.6%
CommScope, Inc., 4.75%, 9/1/29(4)	$300	$242,850
Imola Merger Corp., 4.75%, 5/15/29(4)	300	251,997
LogMeIn, Inc., 5.50%, 9/1/27(4)	275	192,126
		$686,973
Financial Intermediaries — 0.2%
AG Issuer, LLC, 6.25%, 3/1/28(4)	$225	$196,666
		$196,666
Health Care — 0.3%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(4)	$325	$277,914

Calvert
Floating-Rate Advantage Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Health Care (continued)
RP Escrow Issuer, LLC, 5.25%, 12/15/25(4)	$25	$ 21,646
		$ 299,560
Industrial Equipment — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(4)	$25	$ 23,527
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc., 4.375%, 10/15/28(4)	150	127,718
Vertical US Newco, Inc., 5.25%, 7/15/27(4)	50	44,665
		$ 195,910
Leisure Goods/Activities/Movies — 0.0%(3)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(4)	$13	$13,184
		$13,184
Media — 0.0%
iHeartCommunications, Inc.:
4.75%, 1/15/28(4)	$25	$20,637
5.25%, 8/15/27(4)	25	21,432
		$42,069
Radio and Television — 0.1%
Univision Communications, Inc., 4.50%, 5/1/29(4)	$150	$126,024
		$126,024
Retailers (Except Food and Drug) — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(4)	$25	$21,703
		$21,703
Technology — 0.5%
Boxer Parent Co., Inc., 7.125%, 10/2/25(4)	$50	$47,939
Central Parent, Inc. / Central Merger Sub, Inc., 7.25%, 6/15/29(4)	200	192,789
Clarivate Science Holdings Corp., 3.875%, 7/1/28(4)	200	167,692
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(4)	200	150,480
		$558,900
Telecommunications — 0.9%
Arches Buyer, Inc., 4.25%, 6/1/28(4)	$125	$102,125
Lumen Technologies, Inc., 4.00%, 2/15/27(4)	875	742,376
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(4)	125	100,830
		$945,331
Total Corporate Bonds (identified cost $8,096,085)		$6,840,948

Exchange-Traded Funds — 3.3%

Security	Shares	Value
Equity Funds — 3.3%
SPDR Blackstone Senior Loan ETF	87,750	$ 3,653,910
Total Exchange-Traded Funds (identified cost $4,039,051)		$ 3,653,910

Preferred Stocks — 0.1%

Security	Shares	Value
Containers & Packaging — 0.1%
LG Newco Holdco, Inc.(1)(2)	910	$ 114,185
Total Preferred Stocks (identified cost $47,767)		$ 114,185

Senior Floating Rate Loans — 116.4%(5)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.4%
Dynasty Acquisition Co., Inc.:
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 4/6/26	$515	$ 476,488
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 4/6/26	277	256,546
WP CPP Holdings, LLC, Term Loan, 4.99%, (3 mo. USD LIBOR + 3.75%), 4/30/25	931	793,361
		$ 1,526,395
Airlines — 1.2%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.813%, (3 mo. USD LIBOR + 4.75%), 4/20/28	$975	$ 933,075
Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	400	370,000
		$1,303,075
Auto Components — 3.0%
American Axle and Manufacturing, Inc., Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), 4/6/24	$336	$326,369
Chassix, Inc., Term Loan, 7.325%, (USD LIBOR + 5.50%), 11/15/23(6)	642	544,292
Clarios Global, L.P., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/30/26	684	637,928
Dayco Products, LLC, Term Loan, 5.825%, (3 mo. USD LIBOR + 4.25%), 5/19/23	494	454,417
DexKo Global, Inc.:
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), 10/4/28	28	25,780
Term Loan, 5.982%, (3 mo. USD LIBOR + 3.75%), 10/4/28	147	135,342

Calvert
Floating-Rate Advantage Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
LTI Holdings, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 9/6/25	$244	$ 227,189
Tenneco, Inc., Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 10/1/25	491	472,678
TI Group Automotive Systems, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/16/26	99	94,800
Truck Hero, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 1/31/28	293	263,492
Wheel Pros, LLC, Term Loan, 6.095%, (1 mo. USD LIBOR + 4.50%), 5/11/28	149	123,566
		$ 3,305,853
Automobiles — 0.1%
MajorDrive Holdings IV, LLC, Term Loan, 5.625%, (3 mo. USD LIBOR + 4.00%), 6/1/28	$99	$ 89,677
		$89,677
Beverages — 0.2%
Triton Water Holdings, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 3/31/28	$219	$195,859
		$195,859
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 10/13/28	$498	$468,894
		$468,894
Building Products — 2.4%
ACProducts, Inc., Term Loan, 6.97%, (USD LIBOR + 4.25%), 5/17/28(6)	$297	$231,475
CP Atlas Buyer, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 11/23/27	496	436,274
CPG International, Inc., Term Loan, 4.092%, (SOFR + 2.50%), 4/28/29	200	190,500
Ingersoll-Rand Services Company, Term Loan, 3.375%, (1 mo. USD LIBOR + 1.85%), 3/1/27	98	94,135
LHS Borrower, LLC, Term Loan, 2/16/29(7)	300	272,250
MI Windows and Doors, LLC, Term Loan, 5.125%, (SOFR + 3.50%), 12/18/27	1,287	1,210,710
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28	222	215,791
		$2,651,135
Capital Markets — 4.2%
Advisor Group, Inc., Term Loan, 6.166%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$564	$538,236
AllSpring Buyer LLC, Term Loan, 5.563%, (3 mo. USD LIBOR + 3.25%), 11/1/28	266	254,845
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Aretec Group, Inc., Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 10/1/25	$485	$ 462,480
Brookfield Property REIT, Inc., Term Loan, 4.125%, (SOFR + 2.50%), 8/27/25	191	183,670
Clipper Acquisitions Corp., Term Loan, 2.87%, (1 mo. USD LIBOR + 1.75%), 3/3/28	222	211,078
Edelman Financial Center, LLC, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 4/7/28	594	548,708
FinCo I, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 6/27/25	759	724,944
Focus Financial Partners, LLC:
Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 7/3/24	171	164,427
Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 6/30/28	173	166,073
HighTower Holdings LLC, Term Loan, 5.098%, (3 mo. USD LIBOR + 4.00%), 4/21/28	498	465,157
Mariner Wealth Advisors, LLC:
Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28	75	70,508
Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28	522	493,432
Victory Capital Holdings, Inc.:
Term Loan, 3.219%, (3 mo. USD LIBOR + 2.25%), 7/1/26	247	237,280
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 12/29/28	97	92,553
		$4,613,391
Chemicals — 4.9%
Atotech B.V., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/18/28	$817	$782,379
CPC Acquisition Corp., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/29/27	370	326,492
Groupe Solmax, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 5/29/28	397	358,782
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 9/29/27	296	285,899
Messer Industries GmbH, Term Loan, 4.75%, (3 mo. USD LIBOR + 2.50%), 3/2/26	437	419,480
Momentive Performance Materials, Inc., Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), 5/15/24	340	329,032
Olympus Water US Holding Corp., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 11/9/28	497	464,852
Rohm Holding GmbH, Term Loan, 5.269%, (6 mo. USD LIBOR + 4.75%), 7/31/26	642	539,179
Starfruit Finco B.V., Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 10/1/25	384	363,204
Trinseo Materials Operating S.C.A., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 9/6/24	491	467,497

Calvert
Floating-Rate Advantage Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
W.R. Grace & Co. Conn., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/22/28	$1,020	$ 963,782
		$ 5,300,578
Commercial Services & Supplies — 3.2%
Clean Harbors, Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 10/8/28	$99	$ 98,785
GFL Environmental, Inc., Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 5/30/25	703	688,286
IRI Holdings, Inc., Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 12/1/25	559	554,952
LABL, Inc., Term Loan, 6.666%, (1 mo. USD LIBOR + 5.00%), 10/29/28	149	137,497
Phoenix Services International, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 3/1/25	487	369,961
Prime Security Services Borrower, LLC, Term Loan, 3.557%, (USD LIBOR + 2.75%), 9/23/26(6)	351	328,578
SITEL Worldwide Corporation, Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 8/28/28	496	475,780
Tempo Acquisition LLC, Term Loan, 4.525%, (SOFR + 3.00%), 8/31/28	688	652,649
Werner FinCo L.P., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 7/24/24	191	180,474
		$3,486,962
Communications Equipment — 0.6%
CommScope, Inc., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/6/26	$780	$704,338
		$704,338
Construction & Engineering — 1.8%
Aegion Corporation, Term Loan, 6.273%, (1 mo. USD LIBOR + 4.75%), 5/17/28	$372	$341,482
American Residential Services, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 10/15/27	743	696,059
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.403%, (USD LIBOR + 4.25%), 6/21/24(6)	439	382,185
Northstar Group Services, Inc., Term Loan, 7.166%, (1 mo. USD LIBOR + 5.50%), 11/12/26	144	139,106
USIC Holdings, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 5/12/28	491	449,941
		$2,008,773
Containers & Packaging — 1.4%
Berry Global, Inc., Term Loan, 3.005%, (1 mo. USD LIBOR + 1.75%), 7/1/26	$66	$64,021
Clydesdale Acquisition Holdings, Inc, Term Loan, 5.875%, (SOFR + 4.25%), 4/13/29	125	117,565
Borrower/Description	Principal Amount (000's omitted)	Value
Containers & Packaging (continued)
Pregis TopCo Corporation, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 7/31/26	$393	$ 371,808
Pretium PKG Holdings, Inc., Term Loan, 5.044%, (USD LIBOR + 4.00%), 10/2/28(6)	124	112,663
Proampac PG Borrower, LLC, Term Loan, 5.008%, (USD LIBOR + 3.75%), 11/3/25(6)	346	321,458
Reynolds Group Holdings, Inc.:
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 2/5/26	148	138,269
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 9/24/28	397	371,294
		$ 1,497,078
Distributors — 0.6%
Autokiniton US Holdings, Inc., Term Loan, 5.62%, (1 mo. USD LIBOR + 4.50%), 4/6/28	$743	$688,669
		$688,669
Diversified Consumer Services — 0.9%
Ascend Learning, LLC, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 12/11/28	$647	$599,861
KUEHG Corp., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 2/21/25	260	243,050
Sotheby's, Term Loan, 5.544%, (3 mo. USD LIBOR + 4.50%), 1/15/27	136	131,157
		$974,068
Diversified Telecommunication Services — 3.2%
CenturyLink, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$952	$876,974
Level 3 Financing, Inc., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 3/1/27	438	407,464
Telenet Financing USD, LLC, Term Loan, 3.324%, (1 mo. USD LIBOR + 2.00%), 4/30/28	275	255,635
UPC Financing Partnership, Term Loan, 4.324%, (1 mo. USD LIBOR + 3.00%), 1/31/29	475	450,854
Virgin Media Bristol, LLC:
Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 1/31/28	600	563,437
Term Loan, 4.574%, (1 mo. USD LIBOR + 3.25%), 1/31/29	325	311,594
Zayo Group Holdings, Inc., Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 3/9/27	181	162,398
Ziggo Financing Partnership, Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 4/30/28	450	420,469
		$3,448,825

Calvert
Floating-Rate Advantage Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electrical Equipment — 0.2%
II-VI Incorporated, Term Loan, 1/14/28(7)	$225	$ 216,112
		$ 216,112
Electronic Equipment, Instruments & Components — 1.3%
CPI International, Inc., Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 7/26/24	$112	$ 110,615
DG Investment Intermediate Holdings 2, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 3/31/28	495	464,490
EXC Holdings III Corp., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 12/2/24	755	725,724
Robertshaw US Holding Corp., Term Loan, 5.188%, (1 mo. USD LIBOR + 3.50%), 2/28/25	210	172,919
		$ 1,473,748
Entertainment — 2.8%
Alchemy Copyrights, LLC, Term Loan, 4.062%, (1 mo. USD LIBOR + 3.00%), 3/10/28	$344	$333,571
AMC Entertainment Holdings, Inc., Term Loan, 4.20%, (1 mo. USD LIBOR + 3.00%), 4/22/26	485	409,667
Crown Finance US, Inc.:
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.50%), 2/28/25	579	368,235
Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25	44	45,508
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(8)	58	65,316
Delta 2 (LUX) S.a.r.l., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 2/1/24	1,375	1,342,835
Renaissance Holding Corp., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 5/30/25	475	450,184
		$3,015,316
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 3.575%, (3 mo. USD LIBOR + 2.00%), 9/13/26	$146	$137,414
		$137,414
Food Products — 1.0%
H Food Holdings, LLC, Term Loan, 6.666%, (1 mo. USD LIBOR + 5.00%), 5/23/25	$49	$45,291
Monogram Food Solutions, LLC, Term Loan, 5.688%, (1 mo. USD LIBOR + 4.00%), 8/28/28	100	94,276
Nomad Foods Europe Midco Limited, Term Loan, 3.661%, (3 mo. USD LIBOR + 2.25%), 5/15/24	291	281,315
Sovos Brands Intermediate, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 6/8/28	690	652,180
		$1,073,062
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies — 2.3%
Bayou Intermediate II, LLC, Term Loan, 5.786%, (3 mo. USD LIBOR + 4.50%), 8/2/28	$348	$ 331,708
CryoLife, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 6/1/27	540	514,096
Gloves Buyer, Inc., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 12/29/27	669	621,588
Journey Personal Care Corp., Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 3/1/28	495	386,100
Medline Borrower, L.P., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 10/23/28	673	625,700
		$ 2,479,192
Health Care Providers & Services — 8.6%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/7/28	$746	$ 714,534
Cano Health LLC, Term Loan, 5.625%, (SOFR + 4.00%), 11/23/27	1,344	1,239,268
CCRR Parent, Inc., Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/6/28	496	478,863
CHG Healthcare Services, Inc., Term Loan, 4.75%, (USD LIBOR + 3.25%), 9/29/28(6)	223	210,402
Ensemble RCM, LLC, Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 8/3/26	541	525,177
Envision Healthcare Corporation, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/10/25	482	168,262
Hanger, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 3/6/25	336	325,503
MDVIP, Inc., Term Loan, 5.345%, (1 mo. USD LIBOR + 3.75%), 10/16/28	599	569,573
Midwest Physician Administrative Services, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 3/12/28	298	274,147
National Mentor Holdings, Inc.:
Term Loan, 5.747%, (USD LIBOR + 3.75%), 3/2/28(6)	600	527,668
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/2/28	18	15,394
Option Care Health, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 10/27/28	746	717,799
PetVet Care Centers, LLC, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 2/14/25	372	351,973
RadNet Management, Inc., Term Loan, 4.624%, (1 mo. USD LIBOR + 3.00%), 4/21/28	1,040	987,959
Select Medical Corporation, Term Loan, 4.17%, (1 mo. USD LIBOR + 2.50%), 3/6/25	822	788,194
TTF Holdings, LLC, Term Loan, 5.938%, (1 mo. USD LIBOR + 4.25%), 3/31/28	543	522,591
WP CityMD Bidco LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/22/28	998	941,141
		$9,358,448

Calvert
Floating-Rate Advantage Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology — 4.1%
Bracket Intermediate Holding Corp, Term Loan, 5.219%, (3 mo. USD LIBOR + 4.25%), 9/5/25	$497	$ 479,177
Change Healthcare Holdings, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/1/24	568	553,865
GHX Ultimate Parent Corporation, Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 6/28/24	592	565,557
Imprivata, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 12/1/27	321	309,103
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 12/18/28	225	210,410
Term Loan - Second Lien, 8.416%, (1 mo. USD LIBOR + 6.75%), 12/17/29	150	133,500
Navicure, Inc., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 10/22/26	959	908,814
Project Ruby Ultimate Parent Corp., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 3/3/28	395	370,806
Symplr Software, Inc., Term Loan, 6.654%, (SOFR + 4.50%), 12/22/27	371	352,329
Verscend Holding Corp., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 8/27/25	559	536,438
		$4,419,999
Hotels, Restaurants & Leisure — 2.3%
ClubCorp Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), 9/18/24	$443	$408,887
Dave & Buster's, Inc., Term Loan, 6/29/29(7)	150	143,062
IRB Holding Corp.:
Term Loan, 4.238%, (SOFR + 3.15%), 12/15/27	321	306,165
Term Loan, 4.416%, (6 mo. USD LIBOR + 2.75%), 2/5/25	310	294,867
Playa Resorts Holding B.V., Term Loan, 4.42%, (1 mo. USD LIBOR + 2.75%), 4/29/24	776	735,217
SMG US Midco 2, Inc., Term Loan, 4.166%, (USD LIBOR + 2.50%), 1/23/25(6)	239	225,115
Travel Leaders Group, LLC, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 1/25/24	387	347,009
		$2,460,322
Household Durables — 0.7%
CFS Brands, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 3/20/25	$142	$124,251
Libbey Glass, Inc., Term Loan, 9.02%, (3 mo. USD LIBOR + 8.00%), 11/13/25	153	158,054
Borrower/Description	Principal Amount (000's omitted)	Value
Household Durables (continued)
Serta Simmons Bedding, LLC:
Term Loan, 9.009%, (1 mo. USD LIBOR + 7.50%), 8/10/23	$150	$ 147,254
Term Loan - Second Lien, 9.009%, (1 mo. USD LIBOR + 7.50%), 8/10/23	498	342,071
		$ 771,630
Household Products — 1.1%
Diamond (BC) B.V., Term Loan, 3.989%, (3 mo. USD LIBOR + 2.75%), 9/29/28	$746	$ 691,401
Kronos Acquisition Holdings, Inc.:
Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 12/22/26	445	406,194
Term Loan, 7.649%, (SOFR + 6.00%), 12/22/26	100	97,510
		$1,195,105
Industrial Conglomerates — 0.3%
SPX Flow, Inc., Term Loan, 6.13%, (SOFR + 4.50%), 4/5/29	$323	$302,257
		$302,257
Insurance — 2.9%
Alliant Holdings Intermediate, LLC:
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$242	$229,516
Term Loan, 5.009%, (1 mo. USD LIBOR + 3.50%), 11/6/27	497	463,913
AmWINS Group, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 2/19/28	493	465,825
AssuredPartners, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 2/12/27	662	620,923
Hub International Limited, Term Loan, 4.214%, (3 mo. USD LIBOR + 3.00%), 4/25/25	504	477,400
NFP Corp., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 2/15/27	341	316,267
Ryan Specialty Group, LLC, Term Loan, 4.625%, (SOFR + 3.00%), 9/1/27	197	189,622
USI, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 5/16/24	432	414,727
		$3,178,193
Interactive Media & Services — 2.0%
Camelot U.S. Acquisition, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 10/30/26	$766	$725,879
Foundational Education Group, Inc., Term Loan, 6.066%, (SOFR + 3.75%), 8/31/28	398	382,080
Getty Images, Inc., Term Loan, 6.125%, (3 mo. USD LIBOR + 4.50%), 2/19/26	608	589,713

Calvert
Floating-Rate Advantage Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Interactive Media & Services (continued)
Match Group, Inc., Term Loan, 3.194%, (3 mo. USD LIBOR + 1.75%), 2/13/27	$500	$ 470,625
		$ 2,168,297
Internet & Direct Marketing Retail — 1.6%
Adevinta ASA, Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 6/26/28	$1,138	$ 1,087,268
CNT Holdings I Corp., Term Loan, 4.69%, (1 mo. USD LIBOR + 3.50%), 11/8/27	544	516,949
Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29	111	107,385
		$ 1,711,602
IT Services — 4.1%
Asurion, LLC:
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$739	$671,801
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 7/31/27	39	35,846
Term Loan - Second Lien, 6.916%, (1 mo. USD LIBOR + 5.25%), 1/31/28	550	477,675
Cyxtera DC Holdings, Inc., Term Loan, 4.64%, (1 mo. USD LIBOR + 3.00%), 5/1/24	978	917,376
Gainwell Acquisition Corp., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 10/1/27	1,136	1,080,705
Indy US Bidco, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 3/5/28	74	68,942
Informatica, LLC, Term Loan, 4.438%, (1 mo. USD LIBOR + 2.75%), 10/27/28	549	522,222
Intrado Corporation, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 10/10/24	112	95,398
Rackspace Technology Global, Inc., Term Loan, 4.16%, (3 mo. USD LIBOR + 2.75%), 2/15/28	395	362,017
Syniverse Holdings, Inc., Term Loan, 8.286%, (SOFR + 7.00%), 5/13/27	225	198,563
		$4,430,545
Leisure Products — 0.5%
Hayward Industries, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 5/30/28	$619	$591,003
		$591,003
Life Sciences Tools & Services — 2.5%
Cambrex Corporation, Term Loan, 5.125%, (SOFR + 3.50%), 12/4/26	$386	$366,346
Curia Global, Inc., Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 8/30/26	833	785,990
Packaging Coordinators Midco, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/30/27	668	632,307
Borrower/Description	Principal Amount (000's omitted)	Value
Life Sciences Tools & Services (continued)
Parexel International Corporation, Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), 11/15/28	$997	$ 942,103
		$ 2,726,746
Machinery — 6.9%
AI Aqua Merger Sub, Inc., Term Loan, 4.831%, (SOFR + 3.75%), 7/31/28	$500	$ 455,000
Alliance Laundry Systems, LLC, Term Loan, 4.524%, (USD LIBOR + 3.50%), 10/8/27(6)	563	536,039
American Trailer World Corp., Term Loan, 5.375%, (SOFR + 3.75%), 3/3/28	644	576,914
Apex Tool Group, LLC, Term Loan, 6.534%, (SOFR + 5.25%), 2/8/29	316	278,836
Clark Equipment Company, Term Loan, 4.654%, (SOFR + 2.50%), 4/20/29	449	434,661
Conair Holdings, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/17/28	496	417,677
CPM Holdings, Inc., Term Loan, 4.562%, (1 mo. USD LIBOR + 3.50%), 11/17/25	611	584,565
Engineered Machinery Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/19/28	595	559,747
EWT Holdings III Corp., Term Loan, 4.188%, (1 mo. USD LIBOR + 2.50%), 4/1/28	124	120,244
Filtration Group Corporation, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 3/29/25	483	458,757
Gates Global, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/31/27	845	799,974
Granite Holdings US Acquisition Co., Term Loan, 6.304%, (3 mo. USD LIBOR + 4.00%), 9/30/26	420	396,856
Icebox Holdco III, Inc.:
Term Loan, 3.75%, 12/22/28(9)	86	80,571
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), 12/22/28	413	388,455
Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28	892	815,050
Titan Acquisition Limited, Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 3/28/25	287	264,269
Welbilt, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 10/23/25	300	296,250
		$7,463,865
Media — 2.9%
Diamond Sports Group, LLC:
Term Loan, 9.181%, (SOFR + 8.00%), 5/26/26	$50	$48,891
Term Loan - Second Lien, 4.431%, (SOFR + 3.25%), 8/24/26	169	40,469
E.W. Scripps Company (The), Term Loan, 4.229%, (1 mo. USD LIBOR + 2.56%), 5/1/26	492	467,375

Calvert
Floating-Rate Advantage Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
iHeartCommunications, Inc., Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 5/1/26	$377	$ 351,096
Magnite, Inc., Term Loan, 6.022%, (USD LIBOR + 5.00%), 4/28/28(6)	349	336,199
Outfront Media Capital, LLC, Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 11/18/26	75	71,531
Recorded Books, Inc., Term Loan, 6.003%, (3 mo. USD LIBOR + 4.00%), 8/29/25	500	475,938
Sinclair Television Group, Inc.:
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.50%), 9/30/26	588	540,509
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), 4/1/28	495	459,855
Univision Communications, Inc.:
Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 3/15/24	142	139,251
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 3/15/26	228	215,976
		$3,147,090
Metals/Mining — 1.0%
Dynacast International, LLC, Term Loan, 6.006%, (3 mo. USD LIBOR + 4.50%), 7/22/25	$296	$272,550
WireCo WorldGroup, Inc., Term Loan, 5.688%, (3 mo. USD LIBOR + 4.25%), 11/13/28	99	93,141
Zekelman Industries, Inc., Term Loan, 4.185%, (3 mo. USD LIBOR + 2.00%), 1/24/27	748	700,338
		$1,066,029
Pharmaceuticals — 0.6%
Elanco Animal Health Incorporated, Term Loan, 2.812%, (1 mo. USD LIBOR + 1.75%), 8/1/27	$141	$133,709
Horizon Therapeutics USA, Inc., Term Loan, 3.375%, (1 mo. USD LIBOR + 1.75%), 3/15/28	247	238,852
Jazz Financing Lux S.a.r.l., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 5/5/28	248	236,583
		$609,144
Professional Services — 2.0%
Brown Group Holding, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 6/7/28	$212	$202,206
CoreLogic, Inc., Term Loan, 5.188%, (1 mo. USD LIBOR + 3.50%), 6/2/28	619	514,236
Deerfield Dakota Holding, LLC, Term Loan, 5.275%, (SOFR + 3.75%), 4/9/27	367	347,104
Employbridge, LLC, Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 7/19/28	397	362,759
Rockwood Service Corporation, Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 1/23/27	312	301,473
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Trans Union, LLC:
Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 11/16/26	$64	$ 61,274
Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 12/1/28	368	352,132
		$ 2,141,184
Real Estate Management & Development — 0.7%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$509	$ 479,525
RE/MAX International, Inc., Term Loan, 4.188%, (1 mo. USD LIBOR + 2.50%), 7/21/28	272	250,470
		$ 729,995
Road & Rail — 1.1%
Avis Budget Car Rental, LLC, Term Loan, 3.42%, (1 mo. USD LIBOR + 1.75%), 8/6/27	$512	$484,042
PODS, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 3/31/28	791	740,497
		$1,224,539
Semiconductors & Semiconductor Equipment — 1.4%
Altar Bidco, Inc., Term Loan, 5.506%, (SOFR + 3.35%), 2/1/29(6)	$275	$254,289
Bright Bidco B.V., Term Loan, 4.774%, (3 mo. USD LIBOR + 3.50%), 6/30/24	164	72,267
MaxLinear, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 6/23/28	107	105,000
MKS Instruments, Inc., Term Loan, 4/8/29(7)	710	680,713
Ultra Clean Holdings, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 8/27/25	482	469,146
		$1,581,415
Software — 26.2%
Applied Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 9/19/24	$1,192	$1,147,917
AppLovin Corporation:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 10/25/28	324	309,194
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 8/15/25	459	441,076
Aptean, Inc.:
Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 4/23/26	665	635,698
Term Loan - Second Lien, 8.666%, (1 mo. USD LIBOR + 7.00%), 4/23/27	300	297,375
Astra Acquisition Corp.:
Term Loan, 6.916%, (1 mo. USD LIBOR + 5.25%), 10/25/28	338	294,487

Calvert
Floating-Rate Advantage Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Astra Acquisition Corp.: (continued)
Term Loan - Second Lien, 10.541%, (1 mo. USD LIBOR + 8.88%), 10/25/29	$350	$ 325,422
Banff Merger Sub, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/2/25	649	604,792
Barracuda Networks, Inc.:
Term Loan, 5.982%, (3 mo. USD LIBOR + 3.75%), 2/12/25	642	637,421
Term Loan - Second Lien, 7.989%, (3 mo. USD LIBOR + 6.75%), 10/30/28	377	378,360
Cast and Crew Payroll, LLC, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 2/9/26	395	375,548
CDK Global, Inc., Term Loan, 7/6/29(7)	400	389,250
CentralSquare Technologies, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 8/29/25	445	401,960
Cloudera, Inc.:
Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/8/28	549	506,563
Term Loan - Second Lien, 7.666%, (1 mo. USD LIBOR + 6.00%), 10/8/29	150	132,000
Constant Contact, Inc., Term Loan, 5.011%, (3 mo. USD LIBOR + 4.00%), 2/10/28	446	399,017
Cornerstone OnDemand, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/16/28	274	246,424
Delta TopCo, Inc., Term Loan, 5.836%, (3 mo. USD LIBOR + 3.75%), 12/1/27	1,184	1,078,094
E2open, LLC, Term Loan, 4.835%, (3 mo. USD LIBOR + 3.50%), 2/4/28	545	514,901
ECI Macola Max Holdings, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/9/27	1,113	1,054,896
Epicor Software Corporation, Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 7/30/27	1,386	1,307,661
Finastra USA, Inc., Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 6/13/24	1,399	1,262,744
Fiserv Investment Solutions, Inc., Term Loan, 5.455%, (3 mo. USD LIBOR + 4.00%), 2/18/27	343	326,279
GoTo Group, Inc., Term Loan, 6.345%, (1 mo. USD LIBOR + 4.75%), 8/31/27	568	445,721
Greeneden U.S. Holdings II, LLC, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 12/1/27	693	663,870
Hyland Software, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 7/1/24	1,278	1,237,584
Imperva, Inc., Term Loan, 5.399%, (3 mo. USD LIBOR + 4.00%), 1/12/26	569	511,712
MA FinanceCo., LLC, Term Loan, 5.915%, (3 mo. USD LIBOR + 4.25%), 6/5/25	155	142,204
Magenta Buyer, LLC:
Term Loan, 5.98%, (3 mo. USD LIBOR + 5.00%), 7/27/28	970	876,346
Term Loan - Second Lien, 9.48%, (3 mo. USD LIBOR + 8.25%), 7/27/29	375	352,969
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Marcel LUX IV S.a.r.l., Term Loan, 4.69%, (SOFR + 3.25%), 3/15/26	$466	$ 449,225
McAfee, LLC, Term Loan, 5.145%, (SOFR + 4.00%), 3/1/29	650	591,337
Mediaocean LLC, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 12/15/28	150	142,393
Mitnick Corporate Purchaser, Inc., Term Loan, 5.924%, (SOFR + 4.75%), 5/2/29	100	96,187
Panther Commercial Holdings L.P., Term Loan, 5.739%, (3 mo. USD LIBOR + 4.50%), 1/7/28	792	745,315
Proofpoint, Inc., Term Loan, 4.825%, (3 mo. USD LIBOR + 3.25%), 8/31/28	945	881,889
Quest Software US Holdings, Inc., Term Loan, 5.474%, (SOFR + 4.25%), 2/1/29	700	625,333
Realpage, Inc., Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 4/24/28	1,042	964,487
Red Planet Borrower, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/2/28	496	442,283
Redstone Holdco 2 L.P., Term Loan, 5.934%, (3 mo. USD LIBOR + 4.75%), 4/27/28	496	430,497
Skillsoft Corporation, Term Loan, 6.187%, (SOFR + 5.25%), 7/14/28	75	69,584
Sophia, L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 10/7/27	1,158	1,084,637
SurveyMonkey, Inc., Term Loan, 5.42%, (1 mo. USD LIBOR + 3.75%), 10/10/25	433	420,101
Tibco Software, Inc.:
Term Loan, 5.42%, (1 mo. USD LIBOR + 3.75%), 6/30/26	606	596,178
Term Loan - Second Lien, 8.92%, (1 mo. USD LIBOR + 7.25%), 3/3/28	406	400,912
Turing Midco, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 3/23/28	319	306,458
Ultimate Software Group, Inc. (The):
Term Loan, 4.212%, (3 mo. USD LIBOR + 3.25%), 5/4/26	767	722,807
Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 5/4/26	414	391,189
Veritas US, Inc., Term Loan, 7.25%, (3 mo. USD LIBOR + 5.00%), 9/1/25	418	344,632
Vision Solutions, Inc., Term Loan, 5.184%, (3 mo. USD LIBOR + 4.00%), 4/24/28	645	587,828
VS Buyer, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 2/28/27	955	905,922
		$28,496,679
Specialty Retail — 2.1%
Belron Finance US LLC, Term Loan, 3.875%, (3 mo. USD LIBOR + 2.50%), 4/13/28	$123	$118,809
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	1,237	1,163,538
Mattress Firm, Inc., Term Loan, 5.64%, (3 mo. USD LIBOR + 4.25%), 9/25/28	298	258,298

Calvert
Floating-Rate Advantage Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail (continued)
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$744	$ 701,806
		$ 2,242,451
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 3.74%, (3 mo. USD LIBOR + 2.50%), 8/28/26	$119	$ 116,142
		$ 116,142
Trading Companies & Distributors — 3.3%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 3.345%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$700	$ 668,063
Term Loan, 3.845%, (1 mo. USD LIBOR + 2.25%), 12/1/27	197	187,704
Core & Main L.P., Term Loan, 4.188%, (USD LIBOR + 2.50%), 7/27/28(6)	248	236,649
Electro Rent Corporation, Term Loan, 6.098%, (3 mo. USD LIBOR + 5.00%), 1/31/24	592	577,363
Park River Holdings, Inc., Term Loan, 4.217%, (3 mo. USD LIBOR + 3.25%), 12/28/27	597	492,760
Spin Holdco, Inc., Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 3/4/28	913	844,169
SRS Distribution, Inc.:
Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28	100	92,144
Term Loan, 4.019%, (USD LIBOR + 3.50%), 6/2/28(6)	498	457,694
		$3,556,546
Wireless Telecommunication Services — 0.2%
Digicel International Finance Limited, Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 5/28/24	$239	$210,763
		$210,763
Total Senior Floating Rate Loans (identified cost $135,321,035)		$126,558,403

Warrants — 0.0%

Security	Shares	Value
Entertainment — 0.0%
Cineworld Group PLC, Exp. 11/23/25(1)(2)	16,341	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.6%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(10)	2,815,076	$ 2,815,076
Total Short-Term Investments (identified cost $2,815,076)		$ 2,815,076
Total Investments — 128.8% (identified cost $150,387,846)		$140,102,071
Less Unfunded Loan Commitments — (0.1)%		$ (156,048)

Net Investments — 128.7% (identified cost $150,231,798)	$139,946,023
Note Payable — (31.3)%	$(34,000,000)

Other Assets, Less Liabilities — 2.6%	$ 2,798,985
Net Assets — 100.0%	$108,745,008

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $6,840,948 or 6.3% of the Fund's net assets.
(5)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(6)	The stated interest rate represents the weighted average interest rate at June 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(7)	This Senior Loan will settle after June 30, 2022, at which time the interest rate will be determined.
(8)	Fixed-rate loan.

Calvert
Floating-Rate Advantage Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2022, the total value of unfunded loan commitments is $80,571.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar

Affiliated Investments
At June 30, 2022, the value of the Fund’s investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) was $2,815,076, which represents 2.6% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$7,832,478	$74,828,348	$(82,660,891)	$605	$(540)	$ —	$3,488	—
Liquidity Fund	—	25,003,969	(22,188,893)	—	—	2,815,076	4,168	2,815,076
Total				$605	$(540)	$2,815,076	$7,656
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$21,053	$98,496	$ —	$119,549
Corporate Bonds	—	6,840,948	—	6,840,948
Exchange-Traded Funds	3,653,910	—	—	3,653,910
Preferred Stocks	—	114,185	—	114,185
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	126,402,355	—	126,402,355
Warrants	—	0	—	0
Short-Term Investments	2,815,076	—	—	2,815,076
Total Investments	$6,490,039	$133,455,984	$ —	$139,946,023
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.